Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2023
Redeemable non-controlling interests
Redeemable non-controlling interests

21.  Redeemable non-controlling interests

Investment in NIO China

On April 29, 2020, the Company and certain of its subsidiaries entered into definitive agreements, as amended and supplemented in May and June 2020, for investments in NIO China, with a group of investors (collectively, the “Strategic Investors”), pursuant to which, the Strategic Investors agreed to invest an aggregate of RMB7.0 billion in cash into NIO China for its non-controlling interest. In June and July 2020, the Company received RMB5.0 billion. On September 16, 2020, pursuant to a share transfer agreement, the Company repurchased 8.612% equity interests owned by one of the Strategic Investors with the total consideration of RMB511,458, consisting of the actual capital investment plus accrued interest, and the Group assumed the remaining cash consideration obligation of RMB2.0 billion of the Strategic Investors. On February 2021, the Group, purchased from two of the Strategic Investors an aggregate of 3.305% equity interests in NIO China for a total consideration of RMB5.5 billion and subscribed for newly increased registered capital of NIO China at a subscription price of RMB10.0 billion. In September 2021, the Company repurchased 1.418% equity interests from the Strategic Investors for a total consideration of RMB2.5 billion and recorded an amount of RMB2,023,534 in accretion on redeemable non-controlling interests to redemption value. As of December 31, 2023, the Company held 92.114% controlling equity interests in NIO China.

Each of the Strategic Investors has the right to request the Company to redeem their equity interests in NIO China at an agreed price in case of NIO China’s failure to submit the application for a qualified initial public offering in 48 months commencing from June 29, 2020, failure to complete a qualified initial public offering in 60 months commencing from June 29, 2020, or other events as set forth in the share purchase agreement. The agreed price is calculated based on each non-controlling shareholder’s cash investment to NIO China plus an annual interest rate of 8.5%.

As the redemption is at the holders’ option and is upon the occurrence of the events that are not solely within the control of the Company, these Strategic Investors’ contributions in NIO China were classified as mezzanine equity and is subsequently accreted to the redemption price using the effective interest method with accretion recorded as a reduction of additional paid in capital.

For the years ended December 31, 2021, 2022 and 2023, the Company recorded RMB6,586,579,RMB279,355 and RMB303,163 of accretion on redeemable non-controlling interests to redemption value. As of December 31, 2022 and 2023, the balance of redeemable non-controlling interests was RMB3,557,221 and RMB3,860,384, respectively.